DISCONTINUED OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 vessel	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2007 vessel
Carrying value of vessels disposed of in 2012	$ 107,027	$ 113,527	$ 122,301
Carrying value of vessel held for sale at December 31, 2012	21,523	37,804	40,710
Operating revenues	24,513	39,020	55,072
Net loss on sale of vessels	(13,088)	0	0
Impairment loss on vessels	(41,597)	0	0
Net (loss) income from discontinued operations	(59,311)	5,594	18,412
Number of vessels disposed of	3			1
Number of vessels impaired	3
VLCC Hampstead [Member]
Net loss on sale of vessels	(12,700)
Proceeds from failed sale	2,430
Proceeds from sale of vessels	22,200
Number of vessels disposed of, not impaired	1
VLCC Titan Venus [Member]
Impairment loss on vessels	(14,700)
Proceeds from sale of vessels	19,800
VLCC Kensington [Member]
Net loss on sale of vessels	(400)
Impairment loss on vessels	(13,500)
Proceeds from sale of vessels	22,500
VLCC Mayfair [Member]
Impairment loss on vessels	$ (13,400)